Select Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2020 (unaudited)

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.5%)
Barrick North America Finance LLC
5.700%, 5/30/41	1,293,000	1,593
5.750%, 5/1/43	496,000	636
DowDuPont, Inc.
4.205%, 11/15/23	2,800,000	2,938
4.493%, 11/15/25	1,994,000	2,145
5.319%, 11/15/38	105,000	118
Huntsman International LLC
4.500%, 5/1/29	1,007,000	859
5.125%, 11/15/22	857,000	878
Minera Mexico SA de CV
4.500%, 1/26/50 144A	1,031,000	866
The Mosaic Co.
5.450%, 11/15/33	987,000	958
5.625%, 11/15/43	243,000	215
Newmont Corp.
2.250%, 10/1/30	1,693,000	1,559
Nutrien, Ltd.
5.000%, 4/1/49	931,000	1,124
Steel Dynamics, Inc.
2.800%, 12/15/24	1,092,000	1,017
Teck Resources, Ltd.
6.250%, 7/15/41	1,644,000	1,422

Total		16,328

Communications (2.7%)
AT&T, Inc.
3.000%, 2/15/22	1,627,000	1,641
3.000%, 6/30/22	2,609,000	2,631
3.400%, 5/15/25	4,099,000	4,240
3.600%, 2/17/23	1,959,000	2,017
3.800%, 2/15/27	831,000	863
3.875%, 8/15/21	1,566,000	1,603
3.900%, 3/11/24	1,168,000	1,225
4.300%, 2/15/30	724,000	779
4.500%, 3/9/48	1,507,000	1,636
4.850%, 3/1/39	1,023,000	1,157
5.150%, 2/15/50	2,466,000	2,947
5.250%, 3/1/37	615,000	716
5.350%, 12/15/43	514,000	607
5.375%, 10/15/41	819,000	934
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22	1,002,000	1,035
4.800%, 3/1/50	1,385,000	1,443
5.375%, 5/1/47	885,000	956
Comcast Corp.
2.650%, 2/1/30	3,111,000	3,204
3.100%, 4/1/25	2,163,000	2,287
3.300%, 4/1/27	1,622,000	1,727
3.400%, 4/1/30	2,068,000	2,240
3.700%, 4/15/24	2,048,000	2,198
3.750%, 4/1/40	541,000	598
3.950%, 10/15/25	1,852,000	2,039
4.150%, 10/15/28	1,043,000	1,187

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Communications continued
4.600%, 10/15/38	2,594,000	3,232
4.950%, 10/15/58	775,000	1,070
Time Warner Cable LLC
6.550%, 5/1/37	724,000	813
Verizon Communications, Inc.
3.000%, 3/22/27	2,635,000	2,773
3.150%, 3/22/30	1,212,000	1,303
3.500%, 11/1/24	1,177,000	1,252
4.016%, 12/3/29	3,059,000	3,449
4.125%, 8/15/46	16,000	19
4.272%, 1/15/36	458,000	535
4.329%, 9/21/28	2,798,000	3,224
4.400%, 11/1/34	2,219,000	2,598
4.522%, 9/15/48	1,836,000	2,318
5.500%, 3/16/47	143,000	196
Viacom, Inc.
4.375%, 3/15/43	310,000	275
5.850%, 9/1/43	742,000	761
ViacomCBS, Inc.
4.600%, 1/15/45	202,000	175
4.750%, 5/15/25	1,709,000	1,703
Vodafone Group PLC
4.250%, 9/17/50	3,030,000	3,086
The Walt Disney Co.
1.750%, 8/30/24	3,090,000	3,108
2.000%, 9/1/29	2,073,000	2,022
2.750%, 9/1/49	477,000	471
3.350%, 3/24/25	3,571,000	3,894
3.700%, 3/23/27	1,309,000	1,448
3.800%, 3/22/30	1,636,000	1,840
4.625%, 3/23/40	542,000	658
4.700%, 3/23/50	326,000	422

Total		84,555

Consumer, Cyclical (1.8%)
Daimler Finance North America LLC
2.125%, 3/10/25 144A	3,034,000	2,792
Ford Motor Co.
4.346%, 12/8/26	55,000	42
4.750%, 1/15/43	1,849,000	1,049
Ford Motor Credit Co. LLC
4.063%, 11/1/24	3,500,000	3,176
4.271%, 1/9/27	949,000	809
General Motors Co.
5.400%, 4/1/48	1,576,000	1,149
5.950%, 4/1/49	1,852,000	1,370
General Motors Financial Co., Inc.
2.900%, 2/26/25	1,308,000	1,131
3.950%, 4/13/24	270,000	245
The Home Depot, Inc.
2.500%, 4/15/27	1,309,000	1,322
2.700%, 4/15/30	1,636,000	1,667
2.950%, 6/15/29	190,000	197
3.125%, 12/15/49	3,509,000	3,525
Lowe’s Companies, Inc.
4.000%, 4/15/25	1,148,000	1,227

Select Bond Portfolio

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
4.500%, 4/15/30	3,259,000	3,596
5.000%, 4/15/40	1,293,000	1,463
5.125%, 4/15/50	2,173,000	2,617
McDonald’s Corp.
1.450%, 9/1/25	2,117,000	2,011
2.125%, 3/1/30	300,000	280
2.625%, 9/1/29	1,671,000	1,610
NIKE, Inc.
2.400%, 3/27/25	1,565,000	1,622
2.750%, 3/27/27	1,043,000	1,090
2.850%, 3/27/30	1,029,000	1,088
3.375%, 3/27/50	730,000	800
O’Reilly Automotive, Inc.
4.200%, 4/1/30	2,179,000	2,257
Starbucks Corp.
2.000%, 3/12/27	1,041,000	983
2.250%, 3/12/30	1,041,000	971
3.750%, 12/1/47	468,000	451
Target Corp.
2.250%, 4/15/25	3,054,000	3,101
2.350%, 2/15/30	3,142,000	3,164
2.650%, 9/15/30	763,000	781
Toyota Motor Credit Corp.
2.150%, 2/13/30	2,102,000	1,952
Walmart, Inc.
3.050%, 7/8/26	995,000	1,074
3.250%, 7/8/29	260,000	286
3.550%, 6/26/25	2,198,000	2,399
3.700%, 6/26/28	3,073,000	3,455
4.050%, 6/29/48	24,000	31

Total		56,783

Consumer, Non-cyclical (6.5%)
Abbott Laboratories
3.750%, 11/30/26	4,489,000	5,011
AbbVie, Inc.
2.300%, 11/21/22 144A	8,373,000	8,365
2.500%, 5/14/20	3,940,000	3,940
2.600%, 11/21/24 144A	3,711,000	3,770
2.900%, 11/6/22	2,867,000	2,900
2.950%, 11/21/26 144A	2,114,000	2,154
3.200%, 11/21/29 144A	3,915,000	3,994
3.750%, 11/14/23	287,000	297
4.050%, 11/21/39 144A	1,229,000	1,289
4.250%, 11/21/49 144A	2,567,000	2,769
Actavis Funding SCS
3.800%, 3/15/25	5,116,000	5,239
Aetna, Inc.
3.875%, 8/15/47	831,000	850
Altria Group, Inc.
4.800%, 2/14/29	485,000	508
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.150%, 1/23/25	2,232,000	2,408
4.600%, 4/15/48	1,415,000	1,499
4.700%, 2/1/36	1,920,000	2,006
4.900%, 2/1/46	309,000	337
BAT Capital Corp.
3.215%, 9/6/26	1,112,000	1,057
3.222%, 8/15/24	2,701,000	2,713
3.557%, 8/15/27	3,271,000	3,081

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
4.390%, 8/15/37	159,000	147
4.540%, 8/15/47	699,000	638
4.700%, 4/2/27	2,207,000	2,251
4.906%, 4/2/30	1,655,000	1,698
5.282%, 4/2/50	717,000	720
Becton Dickinson and Co.
2.404%, 6/5/20	3,451,000	3,440
3.363%, 6/6/24	1,163,000	1,166
3.700%, 6/6/27	527,000	536
3.734%, 12/15/24	2,747,000	2,816
Boston Scientific Corp.
3.750%, 3/1/26	2,655,000	2,785
Bristol-Myers Squibb Co.
2.600%, 5/16/22 144A	4,486,000	4,577
2.750%, 2/15/23 144A	3,690,000	3,814
2.875%, 2/19/21 144A	1,023,000	1,043
2.900%, 7/26/24 144A	3,562,000	3,775
3.200%, 6/15/26 144A	2,140,000	2,286
3.400%, 7/26/29 144A	3,338,000	3,668
3.450%, 11/15/27 144A	1,528,000	1,628
3.875%, 8/15/25 144A	1,176,000	1,276
3.900%, 2/20/28 144A	1,092,000	1,216
4.125%, 6/15/39 144A	262,000	316
4.250%, 10/26/49 144A	1,390,000	1,742
4.350%, 11/15/47 144A	508,000	638
Cigna Corp.
2.400%, 3/15/30	2,079,000	1,967
3.400%, 9/17/21	2,331,000	2,366
3.400%, 3/1/27 144A	2,578,000	2,615
3.400%, 3/15/50	525,000	500
3.750%, 7/15/23	1,983,000	2,041
3.875%, 10/15/47 144A	2,247,000	2,261
The Coca-Cola Co.
2.950%, 3/25/25	2,680,000	2,867
3.375%, 3/25/27	1,602,000	1,769
Constellation Brands, Inc.
3.150%, 8/1/29	1,487,000	1,386
3.200%, 2/15/23	520,000	519
3.500%, 5/9/27	735,000	690
3.600%, 2/15/28	1,625,000	1,590
3.700%, 12/6/26	870,000	869
4.400%, 11/15/25	157,000	158
CVS Health Corp.
2.625%, 8/15/24	1,375,000	1,379
3.000%, 8/15/26	1,143,000	1,139
3.625%, 4/1/27	1,636,000	1,677
3.700%, 3/9/23	2,826,000	2,942
3.750%, 4/1/30	1,636,000	1,693
4.000%, 12/5/23	1,543,000	1,611
4.100%, 3/25/25	2,280,000	2,400
4.780%, 3/25/38	1,122,000	1,232
Danaher Corp.
3.350%, 9/15/25	2,135,000	2,232
Danone SA
2.947%, 11/2/26 144A	6,098,000	6,089
DH Europe Finance II SARL
2.050%, 11/15/22	1,691,000	1,658
2.200%, 11/15/24	2,897,000	2,815
2.600%, 11/15/29	3,642,000	3,541
3.400%, 11/15/49	879,000	856

Select Bond Portfolio

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
The Estee Lauder Co., Inc.
2.375%, 12/1/29	513,000	498
3.125%, 12/1/49	380,000	369
Fomento Economico Mexicano SAB de CV
3.500%, 1/16/50	352,000	328
General Mills Inc.
2.875%, 4/15/30	1,586,000	1,583
The Hershey Co.
2.050%, 11/15/24	2,165,000	2,156
Kimberly-Clark Corp.
3.100%, 3/26/30	518,000	556
Merck & Co., Inc.
3.700%, 2/10/45	737,000	869
Novartis Capital Corp.
2.000%, 2/14/27	1,977,000	1,996
2.200%, 8/14/30	6,080,000	6,177
PepsiCo, Inc.
2.250%, 3/19/25	2,002,000	2,078
2.625%, 3/19/27	1,020,000	1,066
3.625%, 3/19/50	1,836,000	2,179
Pfizer, Inc.
2.800%, 3/11/22	1,018,000	1,039
3.000%, 12/15/26	538,000	579
The Procter & Gamble Co.
2.800%, 3/25/27	1,630,000	1,777
3.000%, 3/25/30	2,287,000	2,539
3.550%, 3/25/40	327,000	381
3.600%, 3/25/50	553,000	682
Reynolds American, Inc.
5.850%, 8/15/45	1,158,000	1,245
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23	2,201,000	2,246
Shire Acquisitions Investments Ireland Designated Activity Co.
3.200%, 9/23/26	2,762,000	2,825
Sysco Corp.
5.950%, 4/1/30	1,087,000	1,145
6.600%, 4/1/50	1,087,000	1,181
Takeda Pharmaceutical Co., Ltd.
4.400%, 11/26/23	1,552,000	1,633
Thermo Fisher Scientific, Inc.
4.133%, 3/25/25	2,431,000	2,605
4.497%, 3/25/30	2,762,000	3,113
UnitedHealth Group, Inc.
2.375%, 8/15/24	1,872,000	1,919
2.875%, 8/15/29	867,000	914
3.500%, 2/15/24	1,066,000	1,134
3.500%, 8/15/39	366,000	394
3.700%, 12/15/25	1,143,000	1,236
3.750%, 10/15/47	888,000	993
3.875%, 8/15/59	1,067,000	1,162

Total		199,822

Energy (2.0%)
BP Capital Markets America, Inc.
3.000%, 2/24/50	532,000	495
3.796%, 9/21/25	2,058,000	2,115
3.937%, 9/21/28	676,000	725
Canadian Natural Resources, Ltd.
3.900%, 2/1/25	704,000	595

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Cimarex Energy Co.
4.375%, 3/15/29	1,576,000	1,056
Devon Energy Corp.
5.600%, 7/15/41	1,691,000	1,041
5.850%, 12/15/25	3,805,000	3,028
Ecopetrol SA
5.875%, 5/28/45	806,000	714
Enbridge, Inc.
2.500%, 1/15/25	5,384,000	5,007
3.125%, 11/15/29	3,856,000	3,563
Encana Corp.
6.500%, 2/1/38	1,061,000	461
6.625%, 8/15/37	559,000	243
Energy Transfer Operating LP
3.750%, 5/15/30	1,467,000	1,149
6.125%, 12/15/45	464,000	385
Energy Transfer Partners LP
6.050%, 6/1/41	499,000	435
Enterprise Products Operating LLC
2.800%, 1/31/30	1,696,000	1,541
3.125%, 7/31/29	1,436,000	1,323
3.700%, 1/31/51	992,000	885
3.950%, 1/31/60	1,094,000	921
4.200%, 1/31/50	404,000	378
Equinor ASA
3.250%, 11/18/49	1,507,000	1,484
Hess Corp.
6.000%, 1/15/40	1,525,000	1,099
7.125%, 3/15/33	378,000	304
Marathon Petroleum Corp.
3.625%, 9/15/24	2,790,000	2,474
4.500%, 4/1/48	1,010,000	774
4.750%, 12/15/23	847,000	802
MPLX LP
4.250%, 12/1/27 144A	1,000,000	865
5.200%, 12/1/47 144A	450,000	377
5.500%, 2/15/49	413,000	349
Noble Energy, Inc.
4.200%, 10/15/49	1,489,000	804
4.950%, 8/15/47	2,293,000	1,388
5.050%, 11/15/44	1,484,000	917
Petroleos Mexicanos
2.460%, 12/15/25	3,851,400	3,962
5.950%, 1/28/31 144A	3,043,000	2,092
6.350%, 2/12/48	4,476,000	2,797
6.950%, 1/28/60 144A	156,000	104
Plains All American Pipeline LP / PAA Finance Corp.
3.550%, 12/15/29	2,346,000	1,603
4.900%, 2/15/45	464,000	313
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/22 144A	1,069,000	1,023
Shell International Finance BV
2.000%, 11/7/24	1,920,000	1,909
Sunoco Logistics Partners Operations LP
5.300%, 4/1/44	1,426,000	1,187
5.350%, 5/15/45	136,000	107
Tennessee Gas Pipeline Co. LLC
2.900%, 3/1/30 144A	2,670,000	2,258

Select Bond Portfolio

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
TransCanada PipeLines, Ltd.
4.250%, 5/15/28	1,706,000	1,743
4.625%, 3/1/34	742,000	705
Western Midstream Operating, LP
3.100%, 2/1/25	2,318,000	1,213
4.050%, 2/1/30	665,000	293
5.250%, 2/1/50	891,000	365
The Williams Companies, Inc.
3.900%, 1/15/25	745,000	668

Total		60,039

Financial (9.9%)
AFLAC, Inc.
3.600%, 4/1/30	1,602,000	1,622
Alexandria Real Estate Equities, Inc.
4.900%, 12/15/30	1,081,000	1,174
American Financial Group, Inc.
5.250%, 4/2/30	2,726,000	2,652
American International Group, Inc.
4.200%, 4/1/28	1,589,000	1,668
4.250%, 3/15/29	1,038,000	1,085
4.500%, 7/16/44	1,415,000	1,446
4.750%, 4/1/48	2,196,000	2,321
American Tower Corp.
3.000%, 4/2/25	1,733,000	1,726
3.800%, 8/15/29	1,033,000	1,054
3.950%, 3/15/29	572,000	595
Asian Development Bank
0.625%, 4/7/22	9,209,000	9,201
Athene Holding Ltd.
6.150%, 4/3/30	3,217,000	3,211
Bank of America Corp.
2.456%, (ICE LIBOR USD 3 Month plus 0.870%), 10/22/25	6,442,000	6,497
2.884%, (ICE LIBOR USD 3 Month plus 1.190%), 10/22/30	4,774,000	4,767
3.004%, (ICE LIBOR USD 3 Month plus 0.790%), 12/20/23	5,613,000	5,718
3.093%, (ICE LIBOR USD 3 Month plus 1.090%), 10/1/25	5,052,000	5,155
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28	7,233,000	7,468
3.559%, (ICE LIBOR USD 3 Month plus 1.060%), 4/23/27	371,000	388
4.125%, 1/22/24	357,000	381
4.183%, 11/25/27	2,997,000	3,099
4.271%, (ICE LIBOR USD 3 Month plus 1.310%), 7/23/29	5,330,000	5,784
Banque Federative du Credit Mutuel SA
2.375%, 11/21/24 144A	2,639,000	2,584
Barclays PLC
5.088%, (ICE LIBOR USD 3 Month plus 3.054%), 6/20/30	3,296,000	3,415
BB&T Corp.
2.500%, 8/1/24	5,443,000	5,383
BNP Paribas SA
2.819%, (ICE LIBOR USD 3 Month plus 1.111%), 11/19/25 144A	6,190,000	6,115
3.052%, (US SOFR plus 1.507%), 1/13/31 144A	4,857,000	4,602

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
Branch Banking & Trust Co.
2.150%, 12/6/24	2,222,000	2,201
Brighthouse Financial, Inc.
4.700%, 6/22/47	1,186,000	951
Canadian Imperial Bank of Commerce
2.250%, 1/28/25	4,305,000	4,255
The Charles Schwab Corp.
3.250%, 5/22/29	2,946,000	2,914
4.200%, 3/24/25	3,229,000	3,408
4.625%, 3/22/30	3,514,000	3,863
Citigroup, Inc.
2.976%, (US SOFR plus 1.422%), 11/5/30	3,020,000	2,992
3.352%, (ICE LIBOR USD 3 Month plus 0.897%), 4/24/25	2,012,000	2,072
4.412%, (US SOFR plus 3.914%), 3/31/31	6,776,000	7,455
Commonwealth Bank of Australia
3.610%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 2.050%), 9/12/34 144A	2,232,000	2,022
3.743%, 9/12/39 144A	892,000	753
Credit Agricole SA
2.375%, 1/22/25 144A	4,058,000	3,971
Credit Suisse Group AG
4.194%, (US SOFR plus 3.730%), 4/1/31 144A	6,276,000	6,429
Crown Castle Intl Corp.
3.300%, 7/1/30	2,525,000	2,504
4.150%, 7/1/50	1,772,000	1,753
Danske Bank A/S
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	6,158,000	6,096
3.244%, (ICE LIBOR USD 3 Month plus 1.591%), 12/20/25 144A	4,899,000	4,554
5.000%, 1/12/22 144A	1,992,000	2,040
Equinix, Inc.
2.625%, 11/18/24	2,981,000	2,784
2.900%, 11/18/26	2,981,000	2,730
3.200%, 11/18/29	1,191,000	1,103
GE Capital International Funding Co. Unlimited Co.
4.418%, 11/15/35	6,848,000	7,398
GLP Capital LP / GLP Financing II, Inc.
4.000%, 1/15/30	1,773,000	1,491
5.300%, 1/15/29	1,071,000	916
The Goldman Sachs Group, Inc.
3.272%, (ICE LIBOR USD 3 Month plus 1.201%), 9/29/25	519,000	529
3.500%, 4/1/25	15,648,000	15,868
3.500%, 11/16/26	2,953,000	3,018
3.850%, 1/26/27	1,931,000	1,987
4.000%, 3/3/24	460,000	482
6.750%, 10/1/37	1,229,000	1,653
HSBC Holdings PLC
4.950%, 3/31/30	2,663,000	2,937
Inter American Development Bank
0.875%, 4/3/25	4,178,000	4,205
JPMorgan Chase & Co.
2.301%, (US SOFR plus 1.160%), 10/15/25	757,000	757
2.950%, 10/1/26	307,000	317
3.207%, (ICE LIBOR USD 3 Month plus 0.695%), 4/1/23	3,453,000	3,519

Select Bond Portfolio

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.559%, (ICE LIBOR USD 3 Month plus 0.730%), 4/23/24	1,038,000	1,078
3.875%, 2/1/24	2,568,000	2,746
Liberty Mutual Group, Inc.
3.951%, 10/15/50 144A	231,000	214
Lincoln National Corp.
3.050%, 1/15/30	3,453,000	3,209
Mastercard, Inc.
3.300%, 3/26/27	1,083,000	1,177
3.350%, 3/26/30	1,635,000	1,817
3.850%, 3/26/50	1,299,000	1,586
MDGH - GMTN BV
2.875%, 11/7/29 144A	2,529,000	2,379
Metropolitan Life Global Funding I
1.950%, 9/15/21 144A	1,141,000	1,133
Mid-America Apartments LP
3.600%, 6/1/27	158,000	159
3.750%, 6/15/24	2,482,000	2,446
3.950%, 3/15/29	1,066,000	1,087
4.000%, 11/15/25	1,298,000	1,351
4.300%, 10/15/23	1,086,000	1,080
Mitsubishi UFJ Financial Group, Inc.
2.193%, 2/25/25	4,604,000	4,559
Morgan Stanley
2.699%, (US SOFR plus 1.143%), 1/22/31	1,994,000	1,951
2.750%, 5/19/22	3,945,000	3,987
3.622%, (US SOFR plus 3.120%), 4/1/31	3,130,000	3,258
4.000%, 7/23/25	519,000	555
Nationwide Building Society
4.363%, (ICE LIBOR USD 3 Month plus 1.392%), 8/1/24 144A	1,939,000	1,948
Nationwide Financial Services, Inc.
3.900%, 11/30/49 144A	2,545,000	2,228
Nomura Holdings, Inc.
2.648%, 1/16/25	2,007,000	1,965
3.103%, 1/16/30	5,274,000	4,961
The PNC Financial Services Group, Inc.
2.550%, 1/22/30	3,522,000	3,411
Prudential Financial, Inc.
1.500%, 3/10/26	4,035,000	3,787
4.350%, 2/25/50	1,785,000	1,834
Regency Centers LP
2.950%, 9/15/29	2,306,000	2,174
Royal Bank of Scotland Group PLC
3.754%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 2.100%), 11/1/29	1,624,000	1,502
4.445%, (ICE LIBOR USD 3 Month plus 1.871%), 5/8/30	1,645,000	1,724
Societe Generale SA
2.625%, 10/16/24 144A	1,193,000	1,129
2.625%, 1/22/25 144A	4,214,000	4,057
Spirit Realty LP
3.400%, 1/15/30	1,278,000	1,099
Standard Chartered PLC
2.819%, (ICE LIBOR USD 3 Month plus 1.209%), 1/30/26 144A	4,554,000	4,287
4.644%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 3.850%), 4/1/31 144A	3,781,000	3,877

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Financial continued
State Street Corp.
2.354%, (US SOFR plus 0.940%), 11/1/25	3,466,000	3,430
2.825%, (US SOFR plus 2.690%), 3/30/23 144A	2,715,000	2,740
2.901%, (US SOFR plus 2.600%), 3/30/26 144A	1,643,000	1,682
Store Capital Corp.
4.500%, 3/15/28	3,991,000	3,984
4.625%, 3/15/29	783,000	791
Swedish Export Credit
0.750%, 4/6/23	5,416,000	5,399
Truist Bank
2.250%, 3/11/30	2,104,000	1,929
TrustCo Bank Corp.
6.390%, 1/15/50 144A	1,006,000	926
U.S. Bank NA
2.050%, 1/21/25	3,651,000	3,632
Ventas Realty LP
4.750%, 11/15/30	2,136,000	2,098
Westpac Banking Corp.
4.110%, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year plus 2.000%), 7/24/34	946,000	918

Total		304,322

Industrial (2.1%)
The Boeing Co.
3.500%, 3/1/39	1,102,000	958
3.900%, 5/1/49	875,000	791
Carrier Global Corp.
2.242%, 2/15/25 144A	3,683,000	3,597
2.493%, 2/15/27 144A	2,178,000	2,079
2.722%, 2/15/30 144A	2,104,000	1,936
3.577%, 4/5/50 144A	406,000	362
Crowley Conro LLC
4.181%, 8/15/43	1,468,280	1,847
CSX Corp.
2.400%, 2/15/30	321,000	316
4.300%, 3/1/48	136,000	149
4.750%, 11/15/48	735,000	848
Deere & Co.
2.750%, 4/15/25	2,209,000	2,287
3.100%, 4/15/30	1,657,000	1,757
3.750%, 4/15/50	971,000	1,132
General Dynamics Corp.
3.250%, 4/1/25	1,326,000	1,397
3.625%, 4/1/30	1,104,000	1,231
4.250%, 4/1/40	441,000	526
4.250%, 4/1/50	332,000	412
General Electric Co.
2.700%, 10/9/22	1,166,000	1,147
3.100%, 1/9/23	373,000	379
5.875%, 1/14/38	1,875,000	2,200
John Deere Capital Corp.
1.200%, 4/6/23	2,492,000	2,440
1.750%, 3/9/27	1,495,000	1,438
Lockheed Martin Corp.
4.070%, 12/15/42	252,000	294
Northrop Grumman Corp.
2.550%, 10/15/22	3,349,000	3,347
2.930%, 1/15/25	151,000	154

Select Bond Portfolio

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Industrial continued
3.250%, 8/1/23	3,086,000	3,163
3.250%, 1/15/28	1,910,000	2,004
4.030%, 10/15/47	1,092,000	1,244
4.400%, 5/1/30	1,650,000	1,900
5.150%, 5/1/40	1,650,000	2,085
Otis Worldwide Corp.
2.056%, 4/5/25 144A	2,425,000	2,370
2.293%, 4/5/27 144A	1,135,000	1,086
2.565%, 2/15/30 144A	2,533,000	2,453
3.112%, 2/15/40 144A	219,000	208
3.362%, 2/15/50 144A	332,000	323
Packaging Corp. of America
3.000%, 12/15/29	923,000	922
Union Pacific Corp.
2.150%, 2/5/27	1,678,000	1,640
2.400%, 2/5/30	2,071,000	2,015
2.950%, 3/1/22	1,875,000	1,897
3.150%, 3/1/24	895,000	931
3.250%, 2/5/50	2,663,000	2,588
3.750%, 2/5/70	486,000	502
4.300%, 3/1/49	280,000	318
United Technologies Corp.
3.650%, 8/16/23	671,000	706
3.950%, 8/16/25	1,489,000	1,629
4.450%, 11/16/38	1,385,000	1,587
WRKCo, Inc.
4.900%, 3/15/29	1,206,000	1,343

Total		65,938

Technology (2.3%)
Adobe, Inc.
1.900%, 2/1/25	1,076,000	1,086
2.150%, 2/1/27	2,150,000	2,173
2.300%, 2/1/30	3,762,000	3,761
Apple, Inc.
1.800%, 9/11/24	2,828,000	2,879
2.050%, 9/11/26	3,397,000	3,504
2.850%, 2/23/23	335,000	350
2.950%, 9/11/49	217,000	229
3.200%, 5/13/25	780,000	845
3.200%, 5/11/27	3,882,000	4,207
4.250%, 2/9/47	926,000	1,187
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
3.875%, 1/15/27	2,566,000	2,446
Broadcom, Inc.
4.250%, 4/15/26 144A	1,816,000	1,845
Fiserv, Inc.
3.200%, 7/1/26	1,816,000	1,869
3.500%, 7/1/29	2,941,000	3,112
4.200%, 10/1/28	181,000	198
4.400%, 7/1/49	962,000	1,025
Intel Corp.
2.450%, 11/15/29	3,351,000	3,414
3.100%, 2/15/60	706,000	766
3.400%, 3/25/25	2,693,000	2,908
4.600%, 3/25/40	1,076,000	1,298
4.750%, 3/25/50	539,000	704
4.950%, 3/25/60	545,000	752
International Business Machines Corp.
3.300%, 5/15/26	622,000	667

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Technology continued
4.150%, 5/15/39	802,000	907
KLA-Tencor Corp.
3.300%, 3/1/50	2,538,000	2,419
Micron Technology, Inc.
4.663%, 2/15/30	1,421,000	1,485
Microsoft Corp.
2.875%, 2/6/24	645,000	688
3.700%, 8/8/46	520,000	617
4.000%, 2/12/55	1,364,000	1,738
4.100%, 2/6/37	1,701,000	2,077
NVIDIA Corp.
3.500%, 4/1/40	1,091,000	1,161
3.500%, 4/1/50	2,727,000	2,977
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875%, 6/18/26 144A	3,089,000	3,004
4.300%, 6/18/29 144A	353,000	361
Oracle Corp.
2.625%, 2/15/23	1,403,000	1,440
2.800%, 4/1/27	3,150,000	3,211
2.950%, 11/15/24	750,000	790
3.800%, 11/15/37	765,000	789
3.850%, 4/1/60	1,738,000	1,749
4.000%, 11/15/47	1,630,000	1,790
Texas Instruments, Inc.
1.375%, 3/12/25	2,489,000	2,465

Total		70,893

Utilities (2.7%)
Alabama Power Co.
3.450%, 10/1/49	2,122,000	2,159
Berkshire Hathaway Energy Co.
3.700%, 7/15/30 144A	2,479,000	2,634
4.050%, 4/15/25 144A	1,091,000	1,177
4.250%, 10/15/50 144A	1,186,000	1,355
Black Hills Corp.
3.050%, 10/15/29	3,430,000	3,294
3.875%, 10/15/49	954,000	815
CenterPoint Energy Resources Corp.
4.100%, 9/1/47	1,035,000	1,074
CenterPoint Energy, Inc.
2.500%, 9/1/22	215,000	211
2.500%, 9/1/24	2,311,000	2,269
2.950%, 3/1/30	1,005,000	951
Dominion Resources, Inc.
2.000%, 8/15/21	1,492,000	1,483
DTE Electric Co.
2.250%, 3/1/30	2,227,000	2,154
2.950%, 3/1/50	3,175,000	2,962
DTE Energy Co.
2.529%, 10/1/24	1,778,000	1,728
2.600%, 6/15/22	1,076,000	1,072
3.800%, 3/15/27	499,000	510
Duke Energy Corp.
1.800%, 9/1/21	2,234,000	2,219
2.650%, 9/1/26	1,385,000	1,374
4.200%, 6/15/49	701,000	706
Edison International
4.125%, 3/15/28	6,000	6
4.950%, 4/15/25	748,000	746
5.750%, 6/15/27	1,584,000	1,647

Select Bond Portfolio

Corporate Bonds (30.5%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Enel Finance International NV
4.625%, 9/14/25 144A	1,395,000	1,474
4.750%, 5/25/47 144A	415,000	424
4.875%, 6/14/29 144A	543,000	591
Evergy, Inc.
2.450%, 9/15/24	1,982,000	1,945
2.900%, 9/15/29	2,107,000	1,996
Exelon Corp.
4.050%, 4/15/30	3,417,000	3,384
4.700%, 4/15/50	1,279,000	1,336
FirstEnergy Corp.
2.650%, 3/1/30	1,138,000	1,073
2.850%, 7/15/22	469,000	457
3.900%, 7/15/27	1,982,000	2,003
4.250%, 3/15/23	2,693,000	2,751
Interstate Power & Light Co.
3.500%, 9/30/49	814,000	738
ITC Holdings Corp.
2.700%, 11/15/22	2,135,000	2,120
Jersey Central Power & Light Co.
4.300%, 1/15/26 144A	931,000	995
Metropolitan Edison Co.
4.300%, 1/15/29 144A	1,676,000	1,758
MidAmerican Energy Co.
3.650%, 8/1/48	1,127,000	1,210
Mid-Atlantic Interstate Transmission LLC
4.100%, 5/15/28 144A	2,084,000	2,193
Mississippi Power Co.
3.950%, 3/30/28	2,604,000	2,683
4.250%, 3/15/42	1,563,000	1,494
NiSource, Inc.
4.375%, 5/15/47	1,074,000	1,089
Oncor Electric Delivery Co. LLC
2.750%, 5/15/30 144A	2,130,000	2,215
3.700%, 5/15/50 144A	1,120,000	1,323
Pennsylvania Electric Co.
3.250%, 3/15/28 144A	898,000	857
PPL Capital Funding, Inc.
3.100%, 5/15/26	2,576,000	2,621
3.400%, 6/1/23	310,000	318
5.000%, 3/15/44	1,421,000	1,519
Sempra Energy
3.800%, 2/1/38	503,000	472
Southern California Edison Co.
2.850%, 8/1/29	1,079,000	1,041
3.650%, 2/1/50	1,380,000	1,329
4.125%, 3/1/48	1,729,000	1,846
4.650%, 10/1/43	512,000	562
Southern California Gas Co.
2.550%, 2/1/30	2,397,000	2,339
2.600%, 6/15/26	606,000	599
Trans-Allegheny Interstate Line Co.
3.850%, 6/1/25 144A	745,000	791
Union Electric Co.
2.950%, 3/15/30	1,326,000	1,379
Xcel Energy, Inc.
3.500%, 12/1/49	540,000	476

Total		83,947

Total Corporate Bonds (Cost: $951,587)		942,627

Governments (12.3%)	Shares/ Par +	Value $ (000’s)
Governments (12.3%)
Abu Dhabi Government International Bond
2.125%, 9/30/24 144A	1,699,000	1,675
Japan Bank for International Cooperation
1.750%, 10/17/24	2,974,000	3,074
Panama Government International Bond
4.500%, 4/1/56	2,047,000	2,216
Republic of Paraguay
5.400%, 3/30/50 144A	2,929,000	2,929
State of Israel
2.750%, 7/3/30	2,616,000	2,616
3.375%, 1/15/50	973,000	944
3.875%, 7/3/50	2,021,000	2,021
4.500%, 4/3/20	1,077,000	1,077
Swedbank AB
0.750%, 3/30/22 144A	1,128,000	1,129
United Mexican States
3.250%, 4/16/30	5,402,000	5,064
4.500%, 4/22/29	6,593,000	6,758
4.600%, 2/10/48	632,000	634
4.750%, 3/8/44	270,000	273
US Treasury
0.375%, 3/31/22	20,465,000	20,519
0.500%, 3/15/23	19,662,000	19,785
0.500%, 3/31/25	29,219,000	29,404
0.625%, 3/31/27	14,787,000	14,869
1.125%, 2/28/22	1,996,000	2,030
1.125%, 2/28/25	6,827,000	7,081
1.500%, 2/15/30	12,015,000	12,953
2.000%, 2/15/50	23,841,000	27,690
2.250%, 8/15/46	15,530,000	18,694
2.375%, 11/15/49	35,948,000	44,868
2.500%, 2/15/45 b	9,066,000	11,322
2.500%, 5/15/46 b	25,774,000	32,424
2.750%, 11/15/42	11,953,000	15,441
2.875%, 5/15/43 b	6,194,000	8,162
2.875%, 11/30/25	1,207,000	1,369
3.000%, 5/15/45 b	5,436,000	7,394
3.125%, 8/15/44 b	56,191,000	77,462

Total		381,877

Total Governments (Cost: $356,149)		381,877

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
County of Clark Department of Aviation
6.820%, 7/1/45 RB	1,780,000	2,362
Los Angeles Community College District, Series 2010-E
6.750%, 8/1/49 GO	2,600,000	4,228
North Texas Tollway Authority, Series 2009-B
6.718%, 1/1/49 RB	1,950,000	3,087
The Ohio State University
4.800%, 6/1/11 RB	1,070,000	1,289
Port Authority of New York & New Jersey
4.458%, 10/1/62 RB	3,110,000	3,436
State of California
7.600%, 11/1/40 GO	450,000	749

Total Municipal Bonds (Cost: $14,061)		15,151

Select Bond Portfolio

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities (8.3%)
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A 3.070%, 9/20/23 144A	1,041,000	977
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A 2.360%, 3/20/26 144A	2,413,000	2,113
College Ave Student Loans, Series 2017-A, Class A1 2.597%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	1,674,710	1,629
College Avenue Student Loans LLC, Series 2018-A, Class A2 4.130%, 12/26/47 144A	1,282,830	1,356
College Avenue Student Loans LLC, Series 2019-A, Class A2 3.280%, 12/28/48 144A	1,271,717	1,287
Ford Credit Auto Owner Trust, Series 2017-2, Class A 2.360%, 3/15/29 144A	6,262,000	6,222
Ford Credit Auto Owner Trust, Series 2017- REV1, Class A 2.620%, 8/15/28 144A	3,002,000	2,994
Ford Credit Auto Owner Trust, Series 2018-1, Class A 3.190%, 7/15/31 144A	6,098,000	6,682
Ford Credit Auto Owner Trust, Series 2018-2, Class A 3.470%, 1/15/30 144A	3,394,000	3,408
Ford Credit Auto Owner Trust, Series 2019- REV1, Class A 3.520%, 7/15/30 144A	6,576,000	6,778
Ford Credit Auto Owner Trust, Series 2020-1, Class A 2.040%, 8/15/31 144A	7,921,000	7,331
Hertz Vehicle Financing II LP, Series 2019-1A, Class A 3.710%, 3/25/23 144A	3,474,000	3,372
Hertz Vehicle Financing II LP, Series 2019-2A, Class A 3.420%, 5/25/25 144A	4,402,000	4,212
Hertz Vehicle Financing LLC, Series 2016-4A, Class A 2.650%, 7/25/22 144A	432,000	418
Hertz Vehicle Financing LLC, Series 2017-2A, Class A 3.290%, 10/25/23 144A	2,764,000	2,658
Hertz Vehicle Financing LLC, Series 2018-1A, Class A 3.290%, 2/25/24 144A	1,731,000	1,633
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030%, 7/25/24 144A	3,072,000	2,925
Navient Private Education Loan Trust, Series 2014-CTA, Class A 1.405%, (ICE LIBOR USD 1 Month plus 0.700%), 9/16/24 144A	29,167	29
Navient Private Education Loan Trust, Series 2018-BA, Class A2A 3.610%, 12/15/59 144A	2,429,000	2,526

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2018-A, Class A2 3.190%, 2/18/42 144A	1,163,000	1,181
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	1,296,000	1,313
Navient Private Education Refi Loan Trust, Series 2018-DA, Class A2A 4.000%, 12/15/59 144A	5,609,000	5,859
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	6,611,000	6,667
Navient Private Education Refi Loan Trust, Series 2019-C, Class A2 3.130%, 2/15/68 144A	3,578,000	3,522
Navient Private Education Refi Loan Trust, Series 2019-D, Class A2A 3.010%, 12/15/59 144A	5,542,000	4,963
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	3,026,000	3,061
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2B 1.605%, (ICE LIBOR USD 1 Month plus 0.900%), 11/15/68 144A	2,623,000	2,512
Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2 2.120%, 1/15/69 144A	2,369,000	2,377
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	2,292,000	2,246
Navient Student Loan Trust, Series 2014-1, Class A3 1.457%, (ICE LIBOR USD 1 Month plus 0.510%), 6/25/31	2,242,430	2,173
Navient Student Loan Trust, Series 2015-1, Class A2 1.547%, (ICE LIBOR USD 1 Month plus 0.600%), 4/25/40	2,420,950	2,300
Navient Student Loan Trust, Series 2016-1A, Class A 1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 2/25/70 144A	650,351	622
Navient Student Loan Trust, Series 2016-3A, Class A2 1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 6/25/65 144A	399,940	400
Navient Student Loan Trust, Series 2016-AA, Class A2B 2.855%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	1,238,102	1,228
Navient Student Loan Trust, Series 2019 EA, Class A2 4.000%, 12/15/59 144A	3,615,000	3,740
Navient Student Loan Trust, Series 2019-BA, Class A2A 3.390%, 12/15/59 144A	4,423,000	4,624
Navient Student Loan Trust, Series 2019-FA, Class A2 2.600%, 8/15/68 144A	6,457,000	6,526

Select Bond Portfolio

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	6,089,557	6,135
Nelnet Student Loan Trust, Series 2004-3, Class A5
1.974%, (ICE LIBOR USD 3 Month plus 0.180%), 10/27/36	712,472	683
Nelnet Student Loan Trust, Series 2004-4, Class A5
1.954%, (ICE LIBOR USD 3 Month plus 0.160%), 1/25/37	3,803,911	3,636
Nelnet Student Loan Trust, Series 2005-1, Class A5
1.904%, (ICE LIBOR USD 3 Month plus 0.110%), 10/25/33	10,957,593	10,551
Nelnet Student Loan Trust, Series 2005-2, Class A5
1.295%, (ICE LIBOR USD 3 Month plus 0.100%), 3/23/37	10,633,354	9,993
Nelnet Student Loan Trust, Series 2005-3, Class A5
1.315%, (ICE LIBOR USD 3 Month plus 0.120%), 12/24/35	8,105,938	7,858
Nelnet Student Loan Trust, Series 2005-4, Class A4
1.375%, (ICE LIBOR USD 3 Month plus 0.180%), 3/22/32	1,343,398	1,259
Nelnet Student Loan Trust, Series 2012-2, Class A
1.747%, (ICE LIBOR USD 1 Month plus 0.800%), 12/26/33 144A	1,374,607	1,326
Nelnet Student Loan Trust, Series 2012-4A, Class A
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 9/27/38 144A	2,592,567	2,506
Nelnet Student Loan Trust, Series 2013-1A, Class A
1.547%, (ICE LIBOR USD 1 Month plus 0.600%), 6/25/41 144A	2,023,702	1,927
Nelnet Student Loan Trust, Series 2014-1A, Class A
1.517%, (ICE LIBOR USD 1 Month plus 0.570%), 9/25/41 144A	1,042,651	999
Nelnet Student Loan Trust, Series 2016-1A, Class A
1.747%, (ICE LIBOR USD 1 Month plus 0.800%), 9/25/65 144A	3,635,610	3,558
Santander Revolving Auto Loan Trust, Series 2019-A, Class A 2.510%, 1/26/32 144A	6,604,000	6,324
SLC Student Loan Trust, Series 2007-1, Class A5
1.782%, (ICE LIBOR USD 3 Month plus 0.090%), 2/15/68	1,266,000	1,120
SLC Student Loan Trust, Series 2008-1, Class A4A
2.341%, (ICE LIBOR USD 3 Month plus 1.600%), 12/15/32	1,840,000	1,823

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2003-1, Class A5C
1.491%, (ICE LIBOR USD 3 Month plus 0.750%), 12/15/32 144A	1,469,796	1,380
SLM Student Loan Trust, Series 2007-2, Class A4
1.854%, (ICE LIBOR USD 3 Month plus 0.060%), 7/25/22	5,037,566	4,794
SLM Student Loan Trust, Series 2012-1, Class A3
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	6,158,324	5,879
SLM Student Loan Trust, Series 2012-2, Class A
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	5,311,188	5,053
SLM Student Loan Trust, Series 2012-6, Class A3
1.697%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,394,140	2,319
SMB Private Education Loan Trust, Series 2015-A, Class A2B
1.705%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	1,474,126	1,434
SMB Private Education Loan Trust, Series 2015-C, Class A2B
2.105%, (ICE LIBOR USD 1 Month plus 1.400%), 7/15/27 144A	675,618	673
SMB Private Education Loan Trust, Series 2016-A, Class A2A 2.700%, 5/15/31 144A	3,696,324	3,709
SMB Private Education Loan Trust, Series 2016-A, Class A2B
2.205%, (ICE LIBOR USD 1 Month plus 1.500%), 5/15/31 144A	4,979,793	4,977
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	1,834,731	1,847
SMB Private Education Loan Trust, Series 2016-B, Class A2B
2.155%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	5,011,539	4,982
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.805%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	1,961,439	1,919
SMB Private Education Loan Trust, Series 2017-A, Class A2B
1.605%, (ICE LIBOR USD 1 Month plus 0.900%), 9/15/34 144A	1,459,824	1,429
SMB Private Education Loan Trust, Series 2017-B, Class A2A 2.820%, 10/15/35 144A	1,858,066	1,840
SMB Private Education Loan Trust, Series 2017-B, Class A2B
1.455%, (ICE LIBOR USD 1 Month plus 0.750%), 10/15/35 144A	3,386,733	3,209
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	2,157,000	2,287

Select Bond Portfolio

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2019-A, Class A2A 3.440%, 7/15/36 144A	8,755,000	8,302
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 2.760%, 12/26/36 144A	1,125,569	1,135
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
1.897%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	198,369	197
SoFi Professional Loan Program LLC, Series 2016-E, Class A1
1.797%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	379,546	376
SoFi Professional Loan Program LLC, Series 2017-A, Class A1
1.647%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	398,238	381
SoFi Professional Loan Program LLC, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	294,040	292
SoFi Professional Loan Program LLC, Series 2017-E, Class A1
1.447%, (ICE LIBOR USD 1 Month plus 0.500%), 11/26/40 144A	253,247	250
SoFi Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	5,282,000	5,173
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B 2.950%, 2/25/42 144A	1,648,000	1,609
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX 3.340%, 8/26/47 144A	4,753,000	4,593
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX 2.540%, 5/15/46 144A	5,268,000	5,097
Verizon Owner Trust, Series 2019-C, Class A1A 1.940%, 4/22/24	2,386,000	2,274
Verizon Owner Trust, Series 2020-A, Class A1A 1.850%, 7/22/24	5,496,000	5,361

Total		256,333

Mortgage Securities (49.5%)
Angel Oak Mortgage Trust I LLC, Series 2019-2, Class A1 3.628%, (AFC), 3/25/49 144A	1,414,040	1,424
Benchmark Mortgage Trust, Series 2018-B1, Class ASB 3.602%, (AFC), 1/15/51	854,000	904
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1 3.613%, (AFC), 10/26/48 144A	1,048,771	1,027
Bunker Hill Loan Depositary Trust, Series 2019-2, Class A1 2.879%, (AFC), 7/25/49 144A	2,947,759	2,698
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A1 2.724%, (AFC), 11/25/59 144A	3,427,872	3,311

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CD Commercial Mortgage Trust, Series 2017- CD4, Class A4 3.514%, (AFC), 5/10/50	1,610,000	1,738
CD Commercial Mortgage Trust, Series 2017- CD6, Class ASB 3.332%, 11/13/50	2,821,000	2,954
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1 1.793%, (CSTR, AFC), 1/10/48	394,085	392
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1 1.964%, 6/15/50	237,569	237
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	1,226,000	1,278
Citibank NA 1.410%, 10/10/49	64,975	65
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1 1.443%, 8/10/49	368,636	366
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB 3.121%, 6/10/50	694,000	717
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB 3.317%, 5/10/50	1,173,000	1,221
Citigroup Mortgage Loan Trust, Series 2005- 1, Class 3A1 6.500%, 4/25/35	132,704	129
COLT Funding LLC, Series 2019-4, Class A1 2.579%, (AFC), 11/25/49 144A	2,781,697	2,698
COLT Mortgage Loan Trust, Series 2019-1, Class A1 3.705%, (AFC), 3/25/49 144A	1,132,624	1,123
COLT Mortgage Loan Trust, Series 2019-2,Class A1 3.337%, (AFC), 5/25/49 144A	2,231,435	2,183
Commercial Mortgage Pass Through Certificates, Series 2016-COR1, Class ASB 2.972%, 10/10/49	1,155,000	1,184
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4 3.504%, 6/15/57	1,587,000	1,644
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.807%, 11/15/48	2,233,000	2,352
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB 3.532%, 11/15/48	582,000	604
Federal Home Loan Bank
2.500%, 11/1/27	2,893,535	3,006
2.500%, 12/1/27	1,646,201	1,710
3.500%, 7/1/49	4,063,692	4,354
3.500%, 11/1/49	10,691,806	11,360
4.000%, 11/1/49	5,371,214	5,863
Federal Home Loan Mortgage Corp.
2.500%, 6/1/28	3,469,475	3,604
2.500%, 11/1/28	11,681,688	12,135
2.500%, 5/1/31	266,048	278
2.500%, 3/1/50	1,466,000	1,527

Select Bond Portfolio

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.000%, 12/1/49	1,239,737	1,310
3.000%, 2/1/50	4,662,903	4,937
3.000%, 3/1/50	9,168,456	9,696
3.500%, 2/1/48	1,604,776	1,720
3.500%, 3/1/48	689,390	739
3.500%, 4/1/49	3,591,696	3,847
3.500%, 8/1/49	3,227,380	3,457
3.500%, 9/1/49	531,526	569
3.500%, 12/1/49	5,028,682	5,388
3.500%, 1/1/50	14,731,226	15,737
3.500%, 9/1/49	6,074,484	6,508
4.000%, 1/1/35	107,812	119
4.000%, 1/1/36	150,629	165
4.000%, 10/1/36	1,082,463	1,182
4.000%, 3/1/37	523,360	574
4.000%, 8/1/38	7,886,356	8,498
4.000%, 4/1/47	11,858,789	12,850
4.000%, 1/1/48	933,963	1,019
4.000%, 6/1/48	1,814,573	1,942
4.000%, 7/1/48	10,200,135	11,096
4.000%, 9/1/48	2,260,276	2,432
4.000%, 11/1/48	8,359,630	9,090
4.000%, 1/1/49	4,952,887	5,360
4.000%, 2/1/49	7,088,568	7,657
4.000%, 3/1/49	2,406,329	2,618
4.000%, 7/1/49	41,484,571	45,222
4.000%, 9/1/49	18,590,724	20,224
4.500%, 6/1/39	111,653	128
4.500%, 7/1/39	135,490	158
4.500%, 11/1/48	4,309,841	4,721
4.500%, 3/1/49	1,706,877	1,891
4.500%, 4/1/49	19,158,613	20,685
5.000%, 5/1/48	5,330,676	5,937
5.000%, 9/1/48	3,828,004	4,140
Federal Home Loan Mortgage Corp., Series 2012-264, Class 30 3.000%, 7/15/42	7,782,445	8,354
Federal Home Loan Mortgage Corp., Series 2015-343, Class F4
2.852%, (ICE LIBOR USD 1 Month plus 0.350%), 10/15/37	2,994,436	2,986
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	9,398,395	9,928
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	4,209,857	4,494
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP 4.500%, 7/15/42	1,720,419	1,775
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	342,432	394
Federal Home Loan Mortgage Corp., Series 4205, Class PA 1.750%, 5/15/43	2,133,144	2,210
Federal Home Loan Mortgage Corp., Series 4426, Class QC 1.750%, 7/15/37	3,441,622	3,538

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	2,857,872	3,047
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	870,881	934
Federal Home Loan Mortgage Corp., Series 4796, Class AK 3.000%, 5/15/48	7,261,709	7,566
Federal Home Loan Mortgage Corp., Series 4802, Class A 3.000%, 6/15/48	7,287,725	7,671
Federal Home Loan Mortgage Corp., Series 4880, Class DA 3.000%, 5/15/50	4,424,305	4,703
Federal Home Loan Mortgage Corp., Series 4897, Class F
1.055%, (ICE LIBOR USD 1 Month plus 0.350%), 12/15/48	1,028,018	1,018
Federal National Mortgage Association
2.500%, 11/1/28	1,014,245	1,053
2.500%, 1/1/30	764,908	794
2.500%, 4/1/30	397,908	413
2.500%, 8/1/31	2,387,715	2,478
2.500%, 4/1/35	13,981,000	14,526
2.619%, (ICE LIBOR USD 12 Month plus 1.581%), 5/1/45	2,135,498	2,170
2.661%, (ICE LIBOR USD 12 Month plus 1.587%), 11/1/45	846,056	864
2.661%, (ICE LIBOR USD 12 Month plus 1.586%), 1/1/46	9,742,189	9,903
2.746%, (ICE LIBOR USD 12 Month plus 1.578%), 6/1/45	2,691,953	2,707
2.961%, (ICE LIBOR USD 12 Month plus 1.598%), 8/1/47	1,688,717	1,737
3.000%, 12/1/34	3,246,973	3,419
3.000%, 3/1/35	1,977,147	2,088
3.000%, 1/1/43	4,116,835	4,377
3.000%, 2/1/50	474,322	506
3.090%, (ICE LIBOR USD 12 Month plus 1.620%), 3/1/47	2,245,142	2,314
3.500%, 5/1/49	11,829,276	12,685
3.500%, 6/1/49	1,113,760	1,188
3.500%, 8/1/49	1,473,228	1,578
3.500%, 11/1/49	18,450,083	19,603
3.500%, 12/1/49	11,276,987	11,982
3.500%, 1/1/50	7,732,051	8,215
3.500%, 3/1/50	15,432,171	16,602
4.000%, 7/1/33	1,436,177	1,516
4.000%, 9/1/33	2,588,087	2,737
4.000%, 12/1/36	174,758	190
4.000%, 10/1/37	1,290,100	1,407
4.000%, 5/1/38	465,646	502
4.000%, 2/1/42	1,989,252	2,160
4.000%, 9/1/45	999,776	1,104
4.000%, 1/1/46	4,598,730	5,079
4.000%, 10/1/46	347,352	376
4.000%, 12/1/46	2,331,274	2,527
4.000%, 1/1/47	3,347,888	3,606
4.000%, 2/1/47	3,377,475	3,688
4.000%, 4/1/47	1,332,070	1,458

Select Bond Portfolio

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 7/1/47	1,459,856	1,572
4.000%, 9/1/47	1,642,739	1,784
4.000%, 10/1/47	2,130,399	2,324
4.000%, 11/1/47	15,254,195	16,419
4.000%, 2/1/48	2,288,490	2,498
4.000%, 3/1/48	10,652,669	11,758
4.000%, 6/1/48	5,257,558	5,764
4.000%, 7/1/48	15,233,456	16,683
4.000%, 9/1/48	11,237,782	12,192
4.000%, 10/1/48	3,741,702	4,071
4.000%, 11/1/48	3,744,668	4,073
4.000%, 12/1/48	2,352,386	2,596
4.000%, 1/1/49	4,347,250	4,729
4.000%, 2/1/49	10,722,393	11,661
4.000%, 3/1/49	1,790,763	1,952
4.000%, 4/1/49	9,455,723	10,319
4.000%, 5/1/49	5,000,746	5,460
4.000%, 6/1/49	3,498,625	3,811
4.000%, 7/1/49	26,477,597	28,804
4.000%, 10/1/49	11,123,943	12,101
4.000%, 11/1/49	3,085,760	3,368
4.000%, 12/1/49	7,735,733	8,486
4.000%, 1/1/50	66,469,983	72,016
4.000%, 3/1/50	15,382,465	16,818
4.000%, 1/1/59	12,778,400	14,257
4.500%, 5/1/34	69,759	77
4.500%, 6/1/41	157,863	178
4.500%, 3/1/43	1,764,239	1,985
4.500%, 3/1/44	1,391,418	1,565
4.500%, 10/1/45	2,778,310	3,124
4.500%, 2/1/46	100,174	112
4.500%, 2/1/48	3,533,974	3,853
4.500%, 3/1/48	1,079,344	1,191
4.500%, 4/1/48	2,362,245	2,607
4.500%, 5/1/48	1,370,286	1,512
4.500%, 7/1/48	3,482,144	3,868
4.500%, 8/1/48	6,975,968	7,639
4.500%, 10/1/48	7,590,677	8,324
4.500%, 1/1/49	11,348,584	12,425
4.500%, 2/1/49	6,146,291	6,731
4.500%, 4/1/49	1,760,614	1,943
4.500%, 5/1/49	721,470	796
4.500%, 6/1/49	4,814,880	5,273
4.500%, 7/1/49	11,331,464	12,409
4.500%, 8/1/49	4,092,957	4,482
4.500%, 3/1/50	12,132,229	13,286
4.500%, 1/1/59	6,817,980	7,666
5.000%, 7/1/44	285,595	314
5.000%, 6/1/48	7,825,358	8,798
5.000%, 9/1/48	4,498,500	4,958
5.000%, 10/1/48	5,124,287	5,651
5.000%, 11/1/48	2,722,003	2,943
5.000%, 12/1/48	3,890,992	4,251
5.000%, 1/1/49	5,772,915	6,366
5.000%, 2/1/49	14,043,943	15,789
5.000%, 6/1/49	23,547,252	26,100
5.000%, 8/1/49	47,476,559	53,156
5.000%, 11/1/49	5,096,703	5,565
5.500%, 12/1/48	3,740,260	4,177
5.500%, 6/1/49	9,336,333	10,637

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association Stripped, Series 414, Class A35 3.500%, 10/25/42	6,421,970	7,159
Federal National Mortgage Association TBA
2.000%, 4/20/35	11,500,000	11,810
2.000%, 5/18/35	17,400,000	17,857
2.500%, 4/15/50	25,100,000	26,010
2.500%, 5/13/50	5,500,000	5,691
3.000%, 4/1/47	42,100,000	44,147
3.000%, 6/13/49	5,100,000	5,329
3.500%, 4/15/50 USD	4,200,000	4,443
Federal National Mortgage Association, Series 2012-151, Class NX 1.500%, 1/25/43	2,690,694	2,759
Federal National Mortgage Association, Series 2013-11, Class AP 1.500%, 1/25/43	6,429,054	6,440
Federal National Mortgage Association, Series 2013-30, Class CA 1.500%, 4/25/43	826,007	839
Federal National Mortgage Association, Series 2013-43, Class BP 1.750%, 5/25/43	3,029,187	3,140
Federal National Mortgage Association, Series 2014-73, Class MA 2.500%, 11/25/44	1,836,906	1,949
Federal National Mortgage Association, Series 2015-84, Class PA 1.700%, 8/25/33	8,329,139	8,587
Federal National Mortgage Association, Series 2016-48, Class MA 2.000%, 6/25/38	11,068,864	11,398
Federal National Mortgage Association, Series 2016-57, Class PC 1.750%, 6/25/46	15,474,835	15,953
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	2,653,961	2,844
Federal National Mortgage Association, Series 2017-42, Class H 3.000%, 11/25/43	2,170,371	2,273
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,102,000	1,212
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	4,842,798	5,162
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	1,057,638	1,133
Federal National Mortgage Association, Series 2018-45, Class GA 3.000%, 6/25/48	6,419,464	6,703
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	3,478,193	3,632
Federal National Mortgage Association, Series 2019-25, Class PA 3.000%, 5/25/48	3,555,575	3,783

Select Bond Portfolio

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2019-35, Class A 3.000%, 7/25/49	2,730,323	2,869
Federal National Mortgage Association, Series 2019-35, Class MB 3.000%, 7/25/49	3,621,773	3,871
GCAT LLC, Series 2019-NQM1, Class A1 2.985%, (AFC), 2/25/59 144A	1,104,872	1,083
Government National Mortgage Association
3.000%, 2/20/50	11,629,379	12,336
3.000%, 3/20/50	2,498,000	2,664
3.000%, 4/21/50	4,500,000	4,760
3.500%, 1/20/48	3,128,687	3,360
3.500%, 8/20/49	5,542,641	5,966
4.000%, 4/20/47	21,863,466	23,553
4.000%, 6/20/47	34,786,761	37,428
4.000%, 10/20/47	859,067	930
4.000%, 1/20/48	1,559,732	1,680
4.000%, 3/20/48	979,096	1,052
4.000%, 4/20/48	7,903,612	8,513
4.000%, 5/20/48	11,747,118	12,516
4.000%, 5/20/49	1,722,556	1,874
4.000%, 6/20/49	5,845,455	6,361
4.000%, 7/20/49	4,311,754	4,694
4.500%, 8/15/47	867,096	955
4.500%, 6/20/48	11,339,348	12,137
4.500%, 2/20/49	5,214,028	5,730
4.500%, 3/20/49	4,025,868	4,384
4.500%, 4/20/49	1,646,532	1,793
4.500%, 5/20/49	3,805,928	4,146
5.000%, 12/20/39	110,373	124
5.000%, 11/20/45	253,408	281
5.000%, 3/20/48	10,198,380	11,034
5.000%, 6/20/48	13,456,008	14,466
5.000%, 8/20/48	5,168,151	5,563
5.000%, 12/20/48	4,446,054	4,760
5.000%, 1/20/49	4,236,243	4,718
5.000%, 2/20/49	1,373,777	1,494
5.000%, 3/20/49	1,546,905	1,684
5.000%, 9/20/49	1,035,255	1,104
Government National Mortgage Association TBA
2.500%, 4/21/50	10,100,000	10,556
3.000%, 6/22/50	2,500,000	2,636
Government National Mortgage Association, Series 2012-141, Class WA 4.526%, 11/16/41	840,758	973
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	3,641,348	3,785
Government National Mortgage Association, Series 2019-31, Class JC 3.500%, 3/20/49	3,247,919	3,425
Government National Mortgage Association, Series 2019-32, Class NA 3.500%, 9/20/49	5,494,133	5,874
GS Mortgage Securities Trust, Series 2012- GCJ7, Class AAB 2.935%, 5/10/45	93,285	93

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
GS Mortgage Securities Trust, Series 2014- GC18, Class A3 3.801%, 1/10/47	947,075	979
GS Mortgage Securities Trust, Series 2015- GC28, Class A5 3.396%, 2/10/48	735,000	759
GS Mortgage Securities Trust, Series 2015- GC34, Class A4 3.506%, 10/10/48	1,802,000	1,904
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010- 1, Class A1 5.314%, 1/25/51 144A	3,524,985	3,804
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1 1.324%, 8/15/49	529,284	527
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	1,323,000	1,390
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2 2.773%, 10/15/48	389,459	389
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	6,101,000	6,177
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4 3.769%, 12/15/48	838,000	895
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB 3.282%, 7/15/50	1,306,000	1,357
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB 3.491%, 3/15/50	463,000	485
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class ASB 4.145%, 6/15/51	1,453,000	1,579
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	86,151	84
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class A4 4.083%, (CSTR), 7/15/46	290,000	305
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4 3.249%, 2/15/48	434,000	442
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class ASB 3.383%, 10/15/48	936,000	970
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4 3.753%, 12/15/47	393,000	411
Morgan Stanley Capital I Trust, Series 2016- UB11, Class A1 1.445%, 8/15/49	752,585	748
Morgan Stanley Capital I Trust, Series 2016- UB11, Class ASB 2.606%, 8/15/49	1,289,000	1,305
Morgan Stanley Capital I Trust, Series 2018, Class A5 4.177%, 7/15/51	502,000	552

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Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1 3.600%, (AFC), 4/25/49 144A	1,446,844	1,434
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1 2.492%, (AFC), 9/25/59 144A	2,338,058	2,302
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/20	2,120	2
SG Residential Mortgage Trust, Series 2019-3, Class A1 2.703%, (AFC), 9/25/59 144A	2,647,440	2,555
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	2,626,603	2,503
Starwood Mortgage Residential Trust, Series 2020-1, Class A1 2.275%, (AFC), 2/25/50 144A	4,677,298	4,487
Verus Securitization Trust, Series 2019-1, Class A1 3.836%, (AFC), 2/25/59 144A	1,168,019	1,133
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 5/25/59 144A	5,085,394	4,979
Verus Securitization Trust, Series 2019-3, Class A1 2.784%, (AFC), 7/25/59 144A	5,176,807	5,075
Verus Securitization Trust, Series 2019-4, Class A1 2.642%, (AFC), 11/25/59 144A	7,270,944	7,361

Structured Products (57.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	2,074,466	1,987
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	2,620,580	2,580
Verus Securitization Trust, Series 2019-INV3, Class A1 2.692%, (AFC), 11/25/59 144A	1,601,527	1,550
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A	1,576,943	1,514
Visio Trust, Series 2019-1, Class A1 3.572%, (AFC), 6/25/54 144A	1,315,568	1,242

Total		1,530,383

Total Structured Products (Cost: $1,761,160)		1,786,716

Short-Term Investments (3.8%)
Money Market Funds (3.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.320%#	119,016,750	119,017

Total		119,017

Total Short-Term Investments (Cost: $119,017)		119,017

Total Investments (104.9%) (Cost: $3,201,974)@		3,245,388

Other Assets, Less Liabilities (-4.9%)		(152,956)

Net Assets (100.0%)		3,092,432

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020 the value of these securities (in thousands) was $427,882 representing 13.9% of the net assets.

b

Cash or securities with an aggregate value of $136,764 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2020.

#	7-Day yield as of 3/31/2020.
@

At March 31, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,201,974 and the net unrealized appreciation of investments based on that cost was $43,414 which is comprised of $87,756 aggregate gross unrealized appreciation and $44,342 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

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The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$15,151	$—
Corporate Bonds	—	942,627	—
Governments	—	381,877	—
Structured Products	—	1,786,716	—
Short-Term Investments	119,017	—	—

Total Assets:	$119,017	$3,126,371	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand